SPECIAL ITEMS, NET - Schedule of special items, net (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Apr. 10, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
SPECIAL ITEMS, NET
CARES Act grant recognition	$ (39,378)		$ (31,516)		$ (71,587)	$ (31,516)		$ (62,312)
CARES Act employee retention credit	(446)	$ (334)			(780)			(2,328)
Aircraft lease buy-out expense	1,299				6,963
Other	5		35		12	35		77	$ 714
Total Special Items, net	$ (38,520)		$ (31,481)	$ 271	$ (65,392)	$ (31,481)	$ (6,706)	$ (64,563)	$ 7,092